Short-term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Short term Investments
Short-term investments	$ 273,031	$ 24,270
Bank deposits maturing over three months
Short term Investments
Short-term investments	$ 273,031	$ 24,270
Bank deposits maturing over three months | Weighted average
Short term Investments
Effective interest rate (in percentage)	1.32%	0.71%
Bank deposits maturing over three months | Minimum
Short term Investments
Bank deposit maturity period (in days)	91 days	91 days
Bank deposits maturing over three months | Maximum
Short term Investments
Bank deposit maturity period (in days)	183 days	186 days
Bank deposits maturing over three months | US dollar
Short term Investments
Short-term investments	$ 272,659	$ 24,270
Bank deposits maturing over three months | Hong Kong dollar
Short term Investments
Short-term investments	$ 372